Share-based compensation - Restricted Share Units - Narrative (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2026 shares	Sep. 30, 2021 shares	Mar. 31, 2019 installment shares	Oct. 31, 2012 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 16, 2011 shares
Share-based compensation
Shares approved for grants to qualified persons								43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan				20,000,000
Share-based compensation | $					$ 2,878	$ 7,873	$ 10,164
2011 Incentive Scheme | Restricted share units
Share-based compensation
Shares approved for grants to qualified persons		131,950,949
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan		20,000,000
Granted (in shares)					15,895,447	10,968,657	7,744,374
Total unrecognized compensation expense | $					$ 28,888
Weighted average period over which unrecognized compensation expense is expected to be recognized					1 year 2 months 1 day
Share-based compensation | $					$ 21,698	$ 12,554	$ 13,766
2011 Incentive Scheme | Restricted shares
Share-based compensation
Granted (in shares)					853,559	882,988	1,146,257
Share-based compensation | $					$ 954	$ 2,773	$ 7,929
Bigo's Share Incentive Scheme | Restricted shares
Share-based compensation
Total unrecognized compensation expense | $					$ 2,002
Weighted average period over which unrecognized compensation expense is expected to be recognized					1 year 6 months 29 days
Bigo's Share Incentive Scheme | Restricted shares | Vested after 24 months of the grant date in two equal installments over the following 24 months
Share-based compensation
Vesting percentage			50.00%
Vesting period			24 months
Number of vesting installments | installment			2
Bigo's Share Incentive Scheme | Restricted shares | Vested in four equal installments over the following 48 months
Share-based compensation
Vesting period			48 months
Number of vesting installments | installment			4
Bigo's Share Incentive Scheme | Restricted shares | vested in three equal installments over the following 36 months
Share-based compensation
Vesting period			36 months
Number of vesting installments | installment			3
Bigo's Share Incentive Scheme | Restricted shares | BIGOINC
Share-based compensation
Granted (in shares)			38,042,760
New Plan | Restricted share units | Subsequent Event
Share-based compensation
Shares approved for grants to qualified persons	231,950,949
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000